Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended											1 Months Ended
	Oct. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 7 3/4% Senior Subordinated Notes, Due 2018	Sep. 30, 2011 7 3/4% Senior Subordinated Notes, Due 2018	Sep. 30, 2011 McKechnie Aerospace Holdings, Inc.	Jul. 02, 2011 McKechnie Aerospace Holdings, Inc.	Dec. 06, 2010 McKechnie Aerospace Holdings, Inc.	Dec. 31, 2010 McKechnie Aerospace Holdings, Inc. 7 3/4% Senior Subordinated Notes, Due 2018	Dec. 31, 2010 McKechnie Aerospace Holdings, Inc. 7 3/4% Senior Subordinated Notes, Due 2014	Dec. 31, 2010 McKechnie Aerospace Holdings, Inc. Senior Subordinated Notes Due 2017	Sep. 30, 2012 AmSafe Global Holdings, Inc.	Jun. 30, 2012 AmSafe Global Holdings, Inc.	Feb. 15, 2012 AmSafe Global Holdings, Inc.	Mar. 31, 2012 Harco Laboratories, Incorporated	Dec. 09, 2011 Harco Laboratories, Incorporated	Dec. 31, 2011 Schneller Holdings LLC	Aug. 31, 2011 Schneller Holdings LLC	Jul. 02, 2011 Talley Actuation	Dec. 31, 2010 Talley Actuation	Dec. 31, 2010 Semco Instruments	Sep. 03, 2010 Semco Instruments	Dec. 02, 2009 Dukes Aerospace Y	Sep. 30, 2012 Dukes Aerospace	Jul. 02, 2011 Dukes Aerospace	Sep. 17, 2012 Aero-Instruments Co., LLC
Business Acquisition [Line Items]
Cash consideration paid to acquire business									$ 1,270,000,000						$ 749,700,000		$ 83,300,000		$ 288,600,000		$ 93,600,000		$ 73,600,000	$ 95,500,000			$ 34,700,000
Amount of goodwill expected to be tax deductible															77,000,000				168,000,000		70,000,000			64,000,000			15,000,000
Business acquisition, purchase price adjustment paid								300,000						500,000		400,000		1,000,000		300,000		3,000,000				200,000
Cash proceeds from sale of business		17,650,000
Cost of business acquisition financed new senior bank debt													500,000,000
Goodwill									864,934,000						403,025,000		56,000,000						41,000,000
Proceeds from senior subordinated notes			1,582,184,000	404,248,000						1,600,000,000
Debt instrument, maturity date		2018			2018	2018				2018	2014	2017
Debt instrument, stated percentage										7.75%	7.75%
Term loan borrowings	404,500,000	484,316,000	1,500,048,000									1,550,000,000
NET SALES		1,700,208,000	1,206,021,000	827,654,000			212,200,000
Total potential earn-out payments																								60,000,000
Potential earn-out period, in years																								4
Fair value liability for potential earn-out payments																								8,000,000
Potential earn-out payments reversed																									$ 5,000,000	$ 3,000,000
Estimated useful life of aircraft (in years)		30 years